Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligation - beginning of period	$ 3,172	$ 512
Obligation acquired	0	2,601
Accretion expense	239	59
Change in estimate	(831)	0
Asset retirement obligation - end of period	$ 2,580	$ 3,172